Financial Assets and Financial Liabilities - Summary of Current and non-current financial assets (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 4,969	€ 25,901
Investment funds [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 4,969	€ 25,901